Summary of Significant Accounting Policies - Carrying Value of Convertible Debt (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Debt instruments
Adjustment to fair value	$ 72,463	$ (387,537)
Convertible Debt
Debt instruments
Issued		3,304,000
Adjustment to fair value	(72,463)	(387,537)
Convertible debt at fair value as of September 30, 2023	$ 2,916,463	$ 2,916,463